Financial instruments	12 Months Ended
Dec. 31, 2019
Financial instruments
Financial instruments

23.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at December 31, 2019 and December 31, 2018:

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	768,706	239,017	—	—	1,007,723	—	239,017	—
Trade accounts and other receivables	3,343,873	—	—	77,473	3,421,346	—	—	—
Accounts receivable from related parties	159,196	—	—	—	159,196	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	107	107	—	107	—
Derivatives - not designated as hedging instruments	—	2,406	—	—	2,406	—	2,406	—
Equity investments	—	186,273	50,975	—	237,248	13,110	41,084	183,054
Debt securities	—	107,988	261,833	—	369,821	365,170	4,651	—
Other financial assets	141,355	—	—	111,649	253,004	—	—	—
Other current and non-current assets	141,355	296,667	312,808	111,756	862,586	—	—	—
Financial assets	4,413,130	535,684	312,808	189,229	5,450,851	—	—	—

Accounts payable	716,526	—	—	—	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—	118,663	—	—	—
Short-term debt and short-term debt from related parties	1,171,853	—	—	—	1,171,853	—	—	—
Long-term debt	7,905,557	—	—	—	7,905,557	5,555,475	2,537,932	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,705,038	4,705,038	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,534	2,534	—	2,534	—
Derivatives - not designated as hedging instruments	—	10,762	—	—	10,762	—	10,762	—
Variable payments outstanding for acquisitions	—	89,677	—	—	89,677	—	—	89,677
Noncontrolling interest subject to put provisions	—	—	—	934,425	934,425	—	—	934,425
Other financial liabilities	1,414,464	—	—	—	1,414,464	—	—	—
Other current and non-current liabilities	1,414,464	100,439	—	936,959	2,451,862	—	—	—
Financial liabilities	11,327,063	100,439	—	5,641,997	17,069,499	—	—	—
(1)	Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2018	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	831,885	1,313,747	—	—	2,145,632	—	1,313,747	—
Trade accounts and other receivables	3,182,052	—	—	49,448	3,231,500	—	—	—
Accounts receivable from related parties	198,868	—	—	—	198,868	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,492	1,492	—	1,492	—
Derivatives - not designated as hedging instruments	—	18,222	—	—	18,222	—	18,222	—
Equity investments	—	106,350	34,377	—	140,727	13,869	126,858	—
Debt securities	—	83,213	250,822	—	334,035	329,821	4,214	—
Other financial assets	144,838	—	—	107,125	251,963	—	—	—
Other current and non-current assets	144,838	207,785	285,199	108,617	746,439	—	—	—
Financial assets	4,357,643	1,521,532	285,199	158,065	6,322,439	—	—	—

Accounts payable	641,271	—	—	—	641,271	—	—	—
Accounts payable to related parties	153,781	—	—	—	153,781	—	—	—
Short-term debt and short-term debt from related parties	1,394,194	—	—	—	1,394,194	—	—	—
Long-term debt and capital lease obligations	6,115,890	—	—	36,144	6,152,034	4,227,684	2,022,057	—
Derivatives - cash flow hedging instruments	—	—	—	1,125	1,125	—	1,125	—
Derivatives - not designated as hedging instruments	—	18,911	—	—	18,911	—	18,911	—
Variable payments outstanding for acquisitions	—	172,278	—	—	172,278	—	—	172,278
Noncontrolling interest subject to put provisions	—	—	—	818,871	818,871	—	—	818,871
Other financial liabilities	1,467,767	—	—	—	1,467,767	—	—	—
Other current and non-current liabilities	1,467,767	191,189	—	819,996	2,478,952	—	—	—
Financial liabilities	9,772,903	191,189	—	856,140	10,820,232	—	—	—
(1)	Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Derivative and non-derivative financial instruments are categorised in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 is defined as observable inputs, such as quoted prices in active markets. Level 2 is defined as inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. Transfers between levels of the fair value hierarchy have not occurred as of December 31, 2018. The Company accounts for transfers at the end of the reporting period. At September 30, 2019 the Company transferred its Humacyte investment with a carrying amount of €186,427 from Level 2 to Level 3, because the Company remeasured the fair value using a discounted cash flow model after events or changes in circumstances were identified that had a significant effect on the fair value of the investment.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect the contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principle and interest only. Trade accounts and other receivables, Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at FVPL. The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. From time to time the Company engages external valuation firms to determine the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements, weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and sell the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as FVOCI. The smaller part of debt securities do not give rise to cash flows that are solely payments of principle and interest. Consequently, these securities are measured at FVPL. In general most of the debt securities are quoted in an active market.

Long-term debt is recognized at its carrying amount. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Noncontrolling interests subject to put provisions are recognized at their fair value. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages external valuation firms for the valuation of the put provisions. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. When applicable, the obligations are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these noncontrolling interest obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions.

At December 31, 2019, 2018 and 2017 the Company's potential obligations under these put provisions, which are recorded in other current liabilities and other non-current liabilities, were €934,425,  €818,871 and €830,773, respectively. At December 31, 2019, 2018 and 2017, put provisions with an aggregate purchase obligation of €385,924,  €408,525 and €324,814, respectively, were exercisable. In the last three fiscal years ending December 31, 2019, 30 such put provisions have been exercised for a total consideration of €143,109.

Following is a roll forward of Level 3 financial instruments at December 31, 2019, 2018 and 2017:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2019			2018		2017
		Variable		Variable		Variable
		payments	Noncontrolling	payments	Noncontrolling	payments	Noncontrolling
	Equity	outstanding for	interests subject	outstanding for	interests subject	outstanding for	interests subject
	investments	acquisitions	to put provisions	acquisitions	to put provisions	acquisitions	to put provisions

Beginning balance at January 1,	—	172,278	818,871	205,792	830,773	223,504	1,007,733
Transfer from Level 2	186,427	—	—	—	—	—	—
Increase	2,233	4,828	109,109	19,051	53,731	21,128	85,322
Decrease	—	(43,941)	(20,269)	(15,734)	(50,706)	(32,764)	(121,057)
(Gain) loss recognized in profit or loss	128	(41,537)	154,436	(36,327)	142,279	(2,685)	160,916
(Gain) loss recognized in equity	—	—	13,701	—	(50,612)	—	(20,012)
Dividends	—	—	(153,614)	—	(139,742)	—	(164,404)
Foreign currency translation and other changes	(5,734)	(1,951)	12,191	(504)	33,148	(3,391)	(117,725)
Ending balance at December 31,	183,054	89,677	934,425	172,278	818,871	205,792	830,773

Derivative financial instruments

Derivative financial risks

The Company is exposed to effects related to foreign exchange fluctuations in connection with its international business activities that are denominated in various currencies. In order to finance its business operations, the Company issues bonds and enters mainly into long-term credit agreements with banks. Due to these financing activities, the Company is exposed to changes in the interest rate as well as to price risks of balance sheet items with a fixed interest rate.

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company’s General Partner. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company’s policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes. The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives the Company entered into Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

These master netting agreements do not provide a basis for offsetting the fair values of derivative financial instruments in the statement of financial position as the offsetting criteria under IFRS are not satisfied.

At December 31, 2019 and December 31, 2018, the Company had €2,108 and €7,547 of derivative financial assets subject to netting arrangements and €12,355 and €8,111 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of €137 and €4,048 as well as net liabilities of €10,384 and €4,612 at December 31, 2019 and December 31, 2018, respectively.

The Company calculates benchmarks for individual exposures in order to quantify interest and foreign exchange risks. The benchmarks are derived from achievable and reasonable market rates. Depending on the individual benchmarks, hedging strategies are agreed on and implemented.

In connection with the issuance of the Convertible Bonds in September 2014, the Company purchased Share Options. Any change in the Company’s share price above the conversion price would be offset by a corresponding value change in the Share Options. The Share Options expired in November 2019.

Market risk

Foreign exchange risk management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company reports in euro pursuant to Section 315e and Section 244 HGB. Therefore, changes in the rate of exchange between the euro and the local currencies in which the financial statements of the Company’s international operations are maintained, affect its results of operations and financial position as reported in its consolidated financial statements.

Additionally, individual subsidiaries are exposed to transactional risks mainly resulting from intercompany purchases between production sites and other subsidiaries with different functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the invoicing currencies and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in AOCI. Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps to assure that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. The Company only designates the change in fair value of the spot element of foreign exchange forward contracts as the hedging instrument in cash flow hedging relationships and uses a hedge ratio for designated risks of 1:1. The forward elements are separately accounted for as cost of hedging in a separate component within AOCI.

The amounts recorded in AOCI are subsequently reclassified into earnings as a component of revenue for those contracts that hedge sales or as an adjustment of cost of revenue for those contracts that hedge intercompany product purchases. Foreign exchange forward contracts that hedge loans are subsequently reclassified from AOCI to interest income/expense. The amounts recorded in AOCI are reclassified in the same period in which the hedged transaction affects earnings. Amounts recorded in AOCI for cash flow hedges related to product purchases from third parties are removed from AOCI and included directly in the carrying amount of the asset at initial recognition. Product purchases and sales designated in a cash flow hedging relationship are expected to affect profit and loss in the same period in which the cash flows occur.

The critical terms of the forward exchange contracts generally align with the hedged item. The economic relationship between forward exchange contracts and the hedged forecast transaction is based on the timing, currency and amount of the hedged cash flows. Ineffectiveness could arise in case the timing of the hedged transaction or the credit default risk changes. Earnings of the Company were not materially affected by hedge ineffectiveness in the reporting period since the critical terms of the interest and foreign exchange derivatives matched mainly the critical terms of the underlying exposures. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totalled €115,263 and €129,153 at December 31, 2019 and December 31, 2018, respectively. At December 31, 2019, the Company had foreign exchange derivatives with maturities of up to 14 months.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies which do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these two cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totalled €626,585 and €913,683 at December 31, 2019 and December 31, 2018, respectively.

The Company uses a Cash-Flow-at-Risk (CFaR) model in order to estimate and quantify transaction risks from foreign currencies. The basis for the analysis of the currency risks are the foreign currency cash flows that are reasonably expected to arise within the following twelve months, less any hedges. Under the CFaR approach, the potential currency fluctuations of these net exposures are shown as probability distributions based on historical volatilities and correlations of the preceding 250 business days. The calculation is made assuming a confidence level of 95% and a holding period of up to one year. The aggregation of currency risks has risk-mitigating effects due to correlations between the transactions concerned, i.e. the overall portfolio's risk exposure is generally less than the sum total of the underlying individual risks. Based on a net exposure of €1,381,399, the Company’s CFaR amounts to €41,342 at December 31, 2019, this means with a probability of 95% a potential loss in relation to the forecasted foreign exchange cash flows of the next twelve months will be not higher than €41,342.

The following table shows the average hedging rate and the nominal amount of the foreign exchange forward contracts for the currencies with highest hedging volume at December 31, 2019:

Significant currency pairs

in € THOUS

	Nominal	Average
	amount	hedging rate

EUR/AUD	168,395	1.6314
EUR/USD	122,305	1.1373
EUR/GBP	49,308	0.8798

Interest rate risk management

The Company’s interest rate risks mainly arise from money market and capital market transactions of the group for financing its business activities.

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The Company determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, maturities and the notional amounts. The effective portion of gains and losses of derivatives designated as cash flow hedges is deferred in AOCI; the amount of gains and losses reclassified from AOCI are recorded in interest income and interest expenses.

For purposes of analysing the impact of changes in the relevant reference interest rates on the Company’s results of operations, the Company calculates the portion of financial debt which bears variable interest rate and which has not been hedged by means of interest rate swaps or options against rising interest rates. For this particular part of its liabilities, the Company assumes an increase in the reference rates of 0.5% compared to the actual rates as of the balance sheet date. The corresponding additional annual interest expense is then compared to the Company’s net income. This analysis shows that an increase of 0.5% in the relevant reference rates would have an effect of approximately 1% on the consolidated net income and less than 1% on the shareholder’s equity of the Company.

At December 31, 2019 no interest rate swaps were in place. At December 31, 2018, the notional amount of the euro-denominated interest rate swaps in place was €204,000.

In addition, the Company also enters into interest rate hedges (“pre-hedges”) in anticipation of future long-term debt issuance. These pre-hedges are used to hedge interest rate exposures with regard to interest rates which are relevant for the future long-term debt issuance and which could rise until the respective debt is actually issued. These pre-hedges were settled at the issuance date of the corresponding long-term debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the debt. At December 31, 2019 and December 31, 2018, the Company had €9,249 and €1,131, respectively, related to settlements of pre-hedges deferred in AOCI, net of tax.

Derivative financial instruments valuation

The following table shows the carrying amounts of the Company’s derivatives at December 31, 2019 and December 31, 2018:

Derivative financial instruments valuation

in € THOUS

	2019		2018
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	107	(2,484)	1,434	(711)
Interest rate contracts	—	—	—	(414)

Non-current
Foreign exchange contracts	—	(50)	58	—
Derivatives in cash flow hedging relationships	107	(2,534)	1,492	(1,125)

Current
Foreign exchange contracts	2,406	(10,762)	6,402	(7,091)

Non-current
Derivatives embedded in the Convertible Bonds	—	—	—	(11,820)
Share Options to secure the Convertible Bonds	—	—	11,820	—
Derivatives not designated as hedging instruments	2,406	(10,762)	18,222	(18,911)

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency. The fair value of the embedded derivative of the Convertible Bonds is calculated using the difference between the market value of the Convertible Bonds and the market value of an adequate straight bond discounted with the market interest rates as of the reporting date.

The Company’s own credit risk is incorporated in the fair value estimation of derivatives that are liabilities. Counterparty credit risk adjustments are factored into the valuation of derivatives that are assets. The Company monitors and analyses the credit risk from derivative financial instruments on a regular basis. For the valuation of derivative financial instruments, the credit risk is considered in the fair value of every individual instrument. The default probability is based upon the credit default swap spreads of each counterparty appropriate for the duration. The calculation of the credit risk considered in the valuation is performed by multiplying the default probability appropriate for the duration with the expected discounted cash flows of the derivative financial instrument.

The effect of financial instruments on the consolidated statements of income

The effects of financial instruments recorded in the consolidated statements of income consist of interest income of €59,448 (2018: €141,491), interest expense of €486,039 (2018: €437,957) as well as allowances for doubtful accounts of €42,315 (2018: €19,112).

In the fiscal year 2019 net losses from foreign currency transactions amount to €4,901 (2018: net losses €21,391).

The following table shows the effect of derivatives in cash flow hedging relationship on the consolidated financial statement:

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS

	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2019
Interest rate contracts	(12,807)	—	Interest income/expense	2,753	—
Foreign exchange contracts	(3,189)	(1,473)	thereof:
			Revenue	1,331	1,480
			Costs of revenue	2,509	(1,913)
			Inventories	(269)	(55)
Total	(15,996)	(1,473)		6,324	(488)

For the year ended December 31, 2018
Interest rate contracts	(105)	—	Interest income/expense	22,249	—
Foreign exchange contracts	5,029	(2,244)	thereof:
			Revenue	(423)	132
			Costs of revenue	(1,839)	799
			Inventories	(17)	(21)
Total	4,924	(2,244)		19,970	910

The following table shows the effect of derivatives not designated as hedging instruments on the consolidated financial statements:

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS

		Amount of (gain) loss recognized in
	Location of (gain) loss recognized in	income on derivatives
	income on derivatives	for the year ended, December 31,
		2019	2018

Foreign exchange contracts	Selling, general and administrative expenses	7,686	(12,841)
Foreign exchange contracts	Interest income/expense	16,491	14,809
Derivatives embedded in the Convertible Bonds	Interest income/expense	(11,820)	(90,614)
Share Options to secure the Convertible Bonds	Interest income/expense	11,820	90,614
Derivatives not designated as hedging instruments		24,177	1,968

The following table shows when the cash flow from derivative financial instruments is expected to occur:

Cash Flow from derivative financial instruments

in € THOUS

	Expected in period of

	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2019
Designated as hedging instrument	(2,377)	(50)	—	—
Not designated as hedging instrument	(8,356)	—	—	—

2018
Designated as hedging instrument	87	58	—	—
Not designated as hedging instrument	(689)	—	—	—

Credit risk

The Company is exposed to potential losses in the event of non-performance by counterparties. With respect to derivative financial instruments it is not expected that any counterparty fails to meet its obligations as the counterparties are highly rated financial institutions. The maximum credit exposure of derivatives is represented by the fair value of those contracts with a positive fair value at the balance sheet date. The maximum credit exposure of all derivatives amounted to €2,513 at December 31, 2019 (2018: €19,714). The maximum credit risk resulting from the use of non-derivative financial instruments is defined as the total amount of all financial assets. In order to control this credit risk, the Management of the Company carries out an ageing analysis of trade accounts and other receivables. For details on the ageing analysis and on the allowance for doubtful accounts, please see note 7.

Liquidity risk

The liquidity risk is defined as the risk that a company is potentially unable to meet its financial obligations. The Management of the Company manages the liquidity of the group by means of effective working capital and cash management as well as an anticipatory evaluation of refinancing alternatives. The Management of the Company believes that existing credit facilities, net cash provided by operating activities and additional short-term debt are sufficient to meet the Company’s foreseeable demand for liquidity (see note 13).

The following table shows all non-discounted payments agreed by contract concerning financial liabilities and derivative financial instruments recorded in the consolidated balance sheets:

Payments agreed by contracts

in € THOUS

	Payments due by period of

	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2019
Accounts payable	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—
Other current financial liabilities	1,414,464	—	—	—
Short-term debt(1)	1,171,853	—	—	—
Amended 2012 Credit Agreement(2)	577,115	1,424,798	—	—
Bonds and Convertible Bonds	1,004,042	1,686,586	1,109,894	2,166,434
Accounts Receivable Facility(2)	7,518	387,468	—	—
Other long-term debt	68,078	66,531	74,131	49,467
Long-term lease liabilities(1)	789,145	1,479,119	1,112,401	2,190,926
Variable payments outstanding for acquisitions	34,253	26,710	26,325	9,503
Noncontrolling interests subject to put provisions	603,132	114,950	136,163	121,021
Letters of credit	21,893	—	—	—
Derivative financial instruments - in cash flow hedging relationships	2,484	50	—	—
Derivative financial instruments - not designated as hedging instrument	10,762	—	—	—

2018
Accounts payable	641,271	1	—	—
Accounts payable to related parties	153,781	—	—	—
Other current financial liabilities	1,467,766	—	—	—
Short-term debt (1)	1,394,194	—	—	—
Amended 2012 Credit Agreement(2)	178,170	740,024	1,126,183	—
Bonds and Convertible Bonds	1,132,032	1,917,239	677,500	880,939
Accounts Receivable Facility(2)	—	—	—	—
Other long-term debt and capital lease obligations(2)	26,519	68,976	19,796	63,734
Variable payments outstanding for acquisitions	57,217	69,918	33,221	30,576
Noncontrolling interests subject to put provisions	494,576	183,396	66,324	107,857
Letters of credit	12,413	12,322	—	—
Derivative financial instruments - in cash flow hedging relationships	1,347	—	—	—
Derivative financial instruments - not designated as hedging instrument	7,091	11,820	—	—
(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2019 and 2018.